INCOME TAXES (Details 3)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		¥ 8,157,716	¥ 11,792,976	¥ 7,553,243
Increase (decrease) in valuation allowance		1,307,368	737,572	(735,773)
Preferential income tax rate		(4,922,088)	(6,208,364)	(7,069,673)
Entities not subject to income tax		2,100,188	2,018,962	1,624,864
Non-deductible expenses
Entertainment		1,225,250	972,624	1,213,569
Share-based compensation		1,777,829	2,633,728	3,218,514
Bad debt loss		1,383,597	462,751	1,058,750
Impairment of ETS TOEIC license			3,002,364
Changes in tax rates				429,667
Tax rate differential		5,629,196	(4,213,407)	1,977,043
Dividend withholding tax			11,300,000
Additional deduction of research and development costs		(8,489,742)	(2,805,937)	(2,309,671)
Other		1,405,832	202,193	44,449
Total income tax expense	$ 1,544,628	¥ 9,575,146	¥ 19,895,462	¥ 7,004,982